As filed with the Securities and Exchange Commission on June 10, 2011
Securities Act File No. 333-172550
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. 4	☑
Post-Effective Amendment No.	☐

FIDUS INVESTMENT CORPORATION
(Exact Name of Registrant as Specified in Charter)

Form N-5
REGISTRATION STATEMENT OF SMALL BUSINESS
INVESTMENT COMPANY
UNDER
THE SECURITIES ACT OF 1933
AND
THE INVESTMENT COMPANY ACT OF 1940
Pre-Effective Amendment No. 4
FIDUS MEZZANINE CAPITAL, L.P.
(Exact Name of Registrant as Specified in Charter)

1603 Orrington Avenue, Suite 820
Evanston, Illinois 60201
(Address of Principal Executive Offices)

(847) 859-3940
(Registrant’s Telephone Number, including Area Code)

Edward H. Ross
Chief Executive Officer
1603 Orrington Avenue, Suite 820
Evanston, Illinois 60201
(Name and Address of Agent for Service)

WITH COPIES TO:

Jonathan H. Talcott Nelson Mullins Riley & Scarborough LLP 101 Constitution Avenue, NW, Suite 900 Washington, D.C. 20001 Telephone: (202) 712-2806 Facsimile: (202) 712-2856	Steven B. Boehm Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, D.C. 20004-2415 Telephone: (202) 383-0100 Facsimile: (202) 637-3593	John A. Good Bass, Berry & Sims PLC 100 Peabody Place, Suite 900 Memphis, Tennessee 38103-3672 Telephone: (901) 543-5901 Facsimile: (888) 543-4644

Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐  when declared effective pursuant to section 8(c)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

FIDUS INVESTMENT CORPORATION

EXPLANATORY NOTE

The purpose of this Amendment No. 4 to the Registration Statement on Form N-2 and Form N-5 is solely to file a certain exhibit to the Registration Statement as set forth in Item 25(2) of Part C.

PART C

Other Information

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements

The following financial statements of Fidus Mezzanine Capital, L.P. are provided in Part A of the Registration Statement:

Consolidated Statements of Assets and Liabilities — March 31, 2011 (unaudited) and December 31, 2010
Consolidated Statements of Operations — Three Months Ended March 31, 2011 (unaudited) and 2010 (unaudited)
Consolidated Statements of Changes in Net Assets — Three Months Ended March 31, 2011 (unaudited) and 2010 (unaudited)
Consolidated Statements of Cash Flows — Three Months Ended March 31, 2011 (unaudited) and 2010 (unaudited)
Consolidated Schedules of Investments — March 31, 2011 (unaudited) and December 31, 2010

Notes to Consolidated Financial Statements (unaudited)

Consolidated Statements of Assets and Liabilities — December 31, 2010 and 2009
Consolidated Statements of Operations — Years Ended December 31, 2010, 2009 and 2008
Consolidated Statements of Changes in Net Assets — Years Ended December 31, 2010, 2009 and 2008
Consolidated Statement of Cash Flows — Years Ended December 31, 2010, 2009 and 2008
Consolidated Schedules of Investments — December 31, 2010 and 2009

Notes to Consolidated Financial Statements

Consolidated Schedule of Investments in and Advances to Affiliates

(2)	Exhibits

(a)(1)	Form of Amended and Restated Articles of Incorporation of Fidus Investment Corporation(1)
(a)(2)	Amended and Restated Certificate of Limited Partnership of Fidus Mezzanine Capital, L.P.(2)
(b)(1)	Bylaws of Fidus Investment Corporation(1)
(b)(2)	Amended and Restated Agreement of Limited Partnership for Fidus Mezzanine Capital, L.P.(2)
(c)	Not applicable
(d)	Form of Stock Certificate of Fidus Investment Corporation(1)
(e)	Form of Dividend Reinvestment Plan(1)
(f)(1)	Debentures Guaranteed by the SBA(2)
(f)(2)	Agreement to Furnish Certain Instruments(2)
(g)	Form of Investment Advisory Agreement between Registrant and Fidus Investment Advisors, LLC(1)
(h)	Form of Underwriting Agreement(1)
(i)	Not applicable
(j)	Form of Custodian Agreement(2)
(k)(1)	Form of Administration Agreement between Registrant and Fidus Investment Advisors, LLC(1)
(k)(2)	Form of Trademark License Agreement between Registrant and Fidus Partners, LLC(2)
(k)(3)	Form of Indemnification Agreement by and between Registrant and each of its directors(3)
(l)	Opinion and Consent of Nelson Mullins Riley & Scarborough, LLP(1)
(m)	Not applicable
(n)(1)	Consent of McGladrey & Pullen, LLP(2)
(n)(2)	Consent of Proposed Director - Wayne F. Robinson(1)
(n)(3)	Consent of Proposed Director - Charles D. Hyman(1)
(n)(4)	Consent of Proposed Director - Charles G. Phillips(1)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)	Code of Ethics of Registrant, Fidus Mezzanine Capital L.P. and Fidus Investment Advisors, LLC(2)

(1)	Previously filed in connection with Fidus Investment Corporation’s registration statement on Form N-2 Pre-Effective Amendment No. 2 (File No. 333-172550) filed on April 29, 2011.

(2)	Previously filed in connection with Fidus Investment Corporation’s registration statement on Form N-2 Pre-Effective Amendment No. 3 (File No. 333-172550) filed on May 26, 2011.

(3)	Filed herewith.

Item 26.	Marketing Arrangements

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

Item 27.	Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$9,404
FINRA filing fee	8,550
Nasdaq Global Market listing fees	75,000
Printing expenses	150,000	(1)
Legal fees and expenses	1,000,000	(1)
Accounting fees and expenses	317,750	(1)
Miscellaneous	89,296	(1)

Total	$1,650,000	(1)

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Company.

Item 28.	Persons Controlled by or Under Common Control

None

Item 29.	Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common stock as of April 30, 2011.

Number of Record
Title of Class	Holders

Common Stock, $0.001 par value	0

Item 30.	Indemnification

Maryland law permits a Maryland corporation to include in its articles of incorporation a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our articles of incorporation contain such a provision that eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Our articles of incorporation authorize us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which such person may become subject or which such person may incur by reason of his or her service in any such capacity.

Our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity. Our bylaws also provide that, to the maximum extent permitted by Maryland law, with the approval of our board of directors and provided that certain conditions described in our bylaws are met, we may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of an undertaking by or on behalf of such indemnified person to repay amounts we have so paid if it is ultimately determined that indemnification of such expenses is not authorized under our bylaws.

Maryland law requires a corporation (unless its articles of incorporation provide otherwise, which our articles of incorporation do not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The Registrant has obtained primary and excess insurance policies insuring our directors and officers against some liabilities they may incur in their capacity as directors and officers. Under such policies, the insurer, on the Registrant’s behalf, may also pay amounts for which the Registrant has granted indemnification to the directors or officers.

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Fidus Investment Advisors, LLC and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Fidus Investment Advisors, LLC’s services under the Investment Advisory Agreement.

The Administration Agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Fidus Investment Advisors, LLC and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Fidus Investment Advisors, LLC’s services under the Administration Agreement or otherwise as our administrator.

We have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.

Insofar as indemnification for liability arising under the Securities Act may be permitted to our directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of ours in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation or employment of a substantial nature in which Fidus Investment Advisors, LLC, and each managing director, director or executive officer of Fidus Investment Advisors, LLC, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management.” Additional information regarding the Fidus Investment Advisors, LLC and its officers and directors is set forth in its Form ADV, as filed with the SEC (File No. 801-72285), and is incorporated herein by reference.

Item 32.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1) Fidus Investment Corporation, 1603 Orrington Avenue, Suite 820, Evanston, Illinois 60201;

(2) the Transfer Agent, American Stock Transfer & Trust Company, LLC, 59 Maiden Lane, Plaza Level, New York, New York 10038;

(3) the Custodian, U.S. Bank National Association, Corporate Trust Services, One Federal Street, 3rd Floor, Boston, Massachusetts 02110; and

(4) Fidus Investment Advisors, LLC, 1603 Orrington Avenue, Suite 820, Evanston, Illinois 60201.

Item 33.	Management Services

Not Applicable.

Item 34.	Undertakings

(1) We undertake to suspend the offering of shares until the prospectus is amended if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement; or (b) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) We undertake that:

(a) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 4 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in Evanston, Illinois, on the 10th day of June, 2011.

Fidus Investment Corporation

By:	/s/ EDWARD H. ROSS
Name:     Edward H. Ross

Title:	Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 4 to the Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ EDWARD H. ROSS Edward H. Ross	Chairman and Chief Executive Officer (Principal Executive Officer)	June 10, 2011

/s/ CARY L. SCHAEFER Cary L. Schaefer	Chief Financial Officer (Principal Financial and Accounting Officer)	June 10, 2011

* Thomas C. Lauer	Director	June 10, 2011

*By:	/s/ EDWARD H. ROSS
     Edward H. Ross
     Attorney-in-Fact

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 4 to the Registration Statement on Form N-5 to be signed on its behalf by the undersigned, thereunto duly authorized, in Evanston, Illinois, on the 10th day of June, 2011.

Fidus Mezzanine Capital, L.P.

By:	Fidus Mezzanine Capital GP, LLC, its General
Partner

By:	/s/ EDWARD H. ROSS
Name:     Edward H. Ross

Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 4 to the Registration Statement on Form N-5 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ EDWARD H. ROSS Edward H. Ross	Manager (Principal Executive Officer) of the General Partner	June 10, 2011

/s/ CARY L. SCHAEFER Cary L. Schaefer	Chief Financial Officer (Principal Financial and Accounting Officer) of the General Partner	June 10, 2011